AMERITOR


                                    INDUSTRY
                                      FUND





                                   SEMI-ANNUAL
                                     REPORT


                                December 31, 2000




                        An Ameritor NO-LOAD Mutual Fund




                         AMERITOR FINANCIAL CORPORATION




                              AMERITOR
                                   FINANCIAL
                                        CORPORATION

                               Investment Advisor


                                                       AMERITOR INDUSTRY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         December 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 103.97%

      Computer Hardware & Software - 13.41%
        (a)Mercury Interactive Corporation .............................................                   174              $ 15,704
        (a)NUR Macroprinters Ltd. ......................................................                   687                 5,153
        (a)Silicon Storage Technology, Inc. ............................................                   522                 6,166
        (a)VERITAS Software Corporation ................................................                   165                14,437
                                                                                                                            --------
                                                                                                                              41,460
                                                                                                                            --------
      Electrical Equipment - 3.27%
        (a)Power-One, Inc. .............................................................                   257                10,103
                                                                                                                            --------

      Electronic Components - Semiconductors - 33.15%
        (a)Applied Micro Circuits Corporation ..........................................                   234                17,561
        (a)Broadcom Corporation ........................................................                   127                10,731
        (a)Cree Research, Inc. .........................................................                   412                14,639
        (a)International Rectifier Corporation .........................................                   443                13,290
        (a)PMC-Sierra, Inc. ............................................................                   150                11,794
        (a)Rambus Inc. .................................................................                   305                11,018
        (a)TriQuint Semiconductor, Inc. ................................................                   147                 6,422
        (a)Xilinx, Inc. ................................................................                   370                17,066
                                                                                                                            --------
                                                                                                                             102,521
                                                                                                                            --------
      Electronic Measuring Instruments - 2.42%
        (a)Agilent Technologies, Inc. ..................................................                   137                 7,475
                                                                                                                            --------

      Fiber Optics - 8.67%
        (a)Avanex Corporation ..........................................................                    98                 5,837
        (a)CIENA Corporation ...........................................................                   114                 9,277
        (a)JDS Uniphase Corporation ....................................................                   281                11,714
                                                                                                                            --------
                                                                                                                              26,828
                                                                                                                            --------
      Internet Software - 1.72%
        (a)BroadVision, Inc. ...........................................................                   450                 5,316
                                                                                                                            --------

      Internet Services - 5.34%
        (a)Juniper Networks, Inc. ......................................................                   131                16,514
                                                                                                                            --------

      Medical - Equipment - 5.02%
        (a)Cytyc Corporation ...........................................................                   248                15,516
                                                                                                                            --------

      Multimedia - 5.47%
        (a)Gemstar-TV Guide International, Inc. ........................................                   365                16,927
                                                                                                                            --------




                                                                                                                         (Continued)

                                                       AMERITOR INDUSTRY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         December 31, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                          Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (Continued)

      Networking Products - 8.63%
        (a)Brocade Communications Systems, Inc. ..........................................                  120             $ 11,017
        (a)Network Appliance, Inc. .......................................................                  244               15,673
                                                                                                                            --------
                                                                                                                              26,690
                                                                                                                            --------
      Pharmaceuticals - 4.41%
        (a)MedImmune, Inc. ...............................................................                  286               13,639
                                                                                                                            --------

      Telecommunications Equipment - 8.26%
        (a)QUALCOMM, Inc. ................................................................                  146               11,999
        (a)Tellabs, Inc. .................................................................                  240               13,560
                                                                                                                            --------
                                                                                                                              25,559
                                                                                                                            --------
      Wireless Equipment - 4.20%
        (a)Powerwave Technologies, Inc. ..................................................                  166                9,711
        (a)RF Micro Devices, Inc. ........................................................                  120                3,293
                                                                                                                            --------
                                                                                                                              13,004
                                                                                                                            --------

      Total Common Stocks (Cost $383,421) .....................................................................              321,552
                                                                                                                            --------

INVESTMENT COMPANY - 1.57%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares (Cost $4,852).........................                4,852                4,852
                                                                                                                            --------



Total Value of Investments (Cost $388,273 (b)) ...........................................               105.54 %          $326,404
Liabilities In Excess of Other Assets ....................................................                (5.54)%           (17,133)
                                                                                                         ------            --------
      Net Assets .........................................................................               100.00 %          $309,271
                                                                                                         ======            ========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ............................................................................            $  6,285
           Unrealized depreciation ............................................................................             (68,154)
                                                                                                                           --------

                       Net unrealized depreciation ............................................................            $(61,869)
                                                                                                                           ========


See accompanying notes to financial statements


                                                       AMERITOR INDUSTRY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         December 31, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $388,273) ............................................................                $   326,404
      Income receivable ................................................................................                        110
                                                                                                                        -----------

           Total assets ................................................................................                    326,514
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     17,243
                                                                                                                        -----------

NET ASSETS
      (applicable to 939,224 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ..........................................                $   309,271
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($309,271 / 939,224 shares) ......................................................................                $      0.33
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 5,497,682
      Accumulated net investment loss ..................................................................                 (5,050,605)
      Accumulated net realized loss on investments .....................................................                    (75,937)
      Net unrealized depreciation on investments .......................................................                    (61,869)
                                                                                                                        -----------
                                                                                                                        $   309,271
                                                                                                                        ===========
















See accompanying notes to financial statements


                                                       AMERITOR INDUSTRY FUND

                                                      STATEMENT OF OPERATIONS

                                                   Period ended December 31, 2000
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................               $   2,540
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                   2,861
           Fund administration fees (note 2) ..............................................................                     341
           Custody fees ...................................................................................                   1,416
           Fund accounting fees ...........................................................................                   2,000
           Audit fees .....................................................................................                   2,841
           Legal fees .....................................................................................                   3,010
           Securities pricing fees ........................................................................                     912
           Shareholder recordkeeping fees .................................................................                  54,063
           Other accounting fees (note 2) .................................................................                  19,658
           Shareholder servicing expenses .................................................................                   8,931
           Registration and filing expenses ...............................................................                     602
           Printing expenses ..............................................................................                   6,679
           Trustee fees and meeting expenses ..............................................................                   1,546
           Other operating expenses .......................................................................                   7,338
                                                                                                                          ---------

                Total expenses ............................................................................                 112,198
                                                                                                                          ---------

                    Less expense reimbursements ...........................................................                  (3,631)
                                                                                                                          ---------

                Net expenses ..............................................................................                 108,567
                                                                                                                          ---------

                    Net investment loss ...................................................................                (106,027)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ......................................................                (191,805)
      Decrease in unrealized appreciation on investments ..................................................                (179,735)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ................................................                (371,540)
                                                                                                                          ---------

                Net decrease in net assets resulting from operations ......................................               $(477,567)
                                                                                                                          =========






See accompanying notes to financial statements


                                                       AMERITOR INDUSTRY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended       Year ended
                                                                                                      December 31,        June 30,
                                                                                                        2000 (a)            2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
          Net investment loss .........................................................                $(106,027)         $(224,239)
          Net realized (loss) gain from investment transactions .......................                 (191,805)           616,285
          Decrease in unrealized appreciation on investments ..........................                 (179,735)          (427,516)
                                                                                                       ---------          ---------

              Net decrease in net assets resulting from operations ....................                 (477,567)           (35,470)
                                                                                                       ---------          ---------

     Capital share transactions
          Decrease in net assets resulting from capital share transactions (b) ........                  (11,086)           (48,571)
                                                                                                       ---------          ---------

                      Total decrease in net assets ....................................                 (488,653)           (84,041)

NET ASSETS

     Beginning of period ..............................................................                  797,924            881,965
                                                                                                       ---------          ---------

     End of period ....................................................................                $ 309,271          $ 797,924
                                                                                                       =========          =========

(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                    December 31, 2000 (a)                     June 30, 2000

                                                                  Shares              Value             Shares              Value
                                                         ---------------------------------------------------------------------------

Shares sold .............................................                0          $       0                  0          $       0

Shares issued for reinvestment of distributions .........                0                  0                  0                  0
                                                                 ---------          ---------          ---------          ---------

                                                                         0                  0                  0                  0

Shares redeemed .........................................          (17,959)           (11,086)           (58,493)           (48,571)
                                                                 ---------          ---------          ---------          ---------

     Net decrease .......................................          (17,959)         $ (11,086)           (58,493)         $ (48,571)
                                                                 =========          =========          =========          =========






See accompanying notes to financial statements


                                                       AMERITOR INDUSTRY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended    Year ended     Year ended     Year ended
                                                             December 31,     June 30,      June 30,       June 30,       June 30,
                                                               2000 (a)         2000          1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................    $  0.83        $  0.87        $  0.86        $  0.72        $  0.72

      Income (loss) from investment operations
           Net investment income (loss) ...................      (0.21)         (0.52)         (0.71)         (0.80)         (0.33)
           Net realized and unrealized gain (loss)
             on investments ...............................      (0.29)          0.48           0.72           0.94           0.33
                                                               -------        -------        -------        -------        -------

                Total from investment operations ..........      (0.50)         (0.04)          0.01           0.14           0.00
                                                               -------        -------        -------        -------        -------

Net asset value, end of period ............................    $  0.33        $  0.83        $  0.87        $  0.86        $  0.72
                                                               =======        =======        =======        =======        =======

Total return ..............................................     (50.00)%        (4.42)%         1.23 %        18.36 %         0.50 %
                                                               =======        =======        =======        =======        =======

Ratios/supplemental data
      Net assets, end of period (000's) ...................    $   309        $   798        $   882        $   976        $   976
                                                               =======        =======        =======        =======        =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..      39.20 %(b)     31.03 %        29.92 %        22.57 %        31.07 %
           After expense reimbursements and waived fees ...      37.93 %(b)       N/A            N/A            N/A            N/A

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..     (38.15)%(b)    (29.97)%       (28.98)%       (21.28)%       (28.77)%
           After expense reimbursements and waived fees ...     (36.88)%(b)       N/A            N/A            N/A            N/A

      Portfolio turnover rate .............................     101.58 %        94.00 %         0.00 %        57.00 %       128.00 %


(a) Unaudited.
(b) Annualized.

                                                                                     See accompanying notes to financial statements


                             AMERITOR INDUSTRY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)



NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

              Ameritor Industry Fund, (the "Fund"), is registered under the Investment Company act of 1940, as amended, as a non-diversified, open-end investment company. The Fund has not been accepting new subscriptions since November 1996. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

              For the months of July and August 2000, AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer programming services.


                                                                     (Continued)

                             AMERITOR INDUSTRY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)



              Beginning September 1, 2000, a Fund Accounting and Compliance Administration Agreement became effective. This agreement requires that AFC provide administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

              Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as define by the Investment Company Act of 1940.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  proceeds  from  sales of  investments,  other than
              short-term   investments,   aggregated   $542,546  and   $830,480,
              respectively, for the period ended December 31, 2000.


NOTE 4 - FEDERAL INCOME TAXES

              In the fiscal year ended June 30, 2000, the Fund did not meet the asset diversification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 2000, therefore no income tax provision is required. A full valuation allowance was provided for deferred tax assets, totaling approximately $1,374,000 at June 30, 2000, which arise principally from net operating loss carryforwards available for income tax purposes.

              For income tax purposes, the fund has net operating loss carryforwards approximating $4,040,000 which are available to offset future net operating income in non-qualifying years, if any, which expire as follows: (2001) $100,000; (2002) $371,000;
              (2003) $235,000; (2004) $384,000; (2005) $365,000 (2006) $360,000;
              (2007)  $335,000;   (2008)  $322,000;   (2009)  $313,000;   (2010)
              $134,000;  (2011) $295,000;  (2012) $316,000; (2013) $263,000; and
              (2014) $247,000.

     AMERITOR INDUSTRY FUND
     4400 MacArthur Blvd., #301
     Washington, D.C. 20007-2521
     1-800-424-8570
     202-625-6000 Washington, D.C. area


     Transfer Agent
     Ameritor Financial Corporation
     4400 MacArthur Blvd., #301
     Washington, D.C.  20007-2521


     Custodian
     First Union National Bank
     123 S. Broad Street
     Philadelphia, PA  19109


     Independent Accountants
     Tait, Weller & Baker
     Suite 800
     8 Penn Center Plaza
     Philadelphia, PA  19103-2108


     For more information about
     Ameritor Industry Fund,
     account information or daily
     Net Asset Values, call:

     Shareholder Services
     1-800-424-8570
     202-625-6000 Washington, D.C. area